OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands		Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Other Accounts Receivables Abstract
Government authorities		$ 236	$ 226
Grant receivables		0	88
Prepaid expenses		851	909
Suppliers advances	[1]	2,294	1,617
Other		315	133
Other receivables		$ 3,696	$ 2,973

[1]	As of June 30, 2024, and December 31, 2023, the balance reflects the estimated realization of the suppliers advances of $2,294 and $1,524, respectively, pertaining to the expected value of services from castor seed growing service providers for Casterra Ag Ltd. The estimation of potentially non-recoverable advances takes into account factors such as the supplier’s geographic location, the age of the advance balance, the supplier’s financial condition, and the Company’s past experience with suppliers in similar areas.